CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	¥ 100,695	¥ 29,864	¥ 97,791
Income tax paid	(13,934)	(24,970)	(20,812)
Net cash generated from operating activities	86,761	4,894	76,979
Cash flows from investing activities
Net cash used in business combinations	(28,880)	(2,978)	(29,600)
Proceeds from disposal of property, plant and equipment		23
Purchase of property, plant and equipment	(69,112)	(45,516)	(47,496)
Purchase of investment properties		(31,452)
Purchase of intangible assets	(6,886)	(733)	(162)
Deposit of long term investment	(31,231)
Repayment of long term investment	6,791
Decrease in pledged bank deposits			20,000
Investment in associates			(18,306)
Balances with related parties	13,154
Interest income received	388	322	868
Dividend received from an associate		3,225
Proceeds from disposal of subsidiaries	1,604	927	5,501
Net cash used in investing activities	(114,172)	(76,182)	(69,195)
Cash flows from financing activities
Proceeds from borrowings	139,765	108,620	46,000
Repayment of borrowings	(103,865)	(57,881)	(65,239)
Repayment of lease liabilities	(49,691)
Acquisition of further interests in subsidiaries from non-controlling shareholders			(1,290)
Disposal of interest in subsidiaries without loss of control			420
Interest paid	(11,786)	(8,977)	(6,581)
Capital contribution from noncontrolling interests	2,793	1,620	1,720
Dividends paid to noncontrolling interests	(3,775)	(2,341)	(3,217)
Issuance of shares, net	181,911	25,700
Repayment of convertible note	(75,791)
Net cash generated (used in)/from financing activities	79,561	66,741	(28,187)
Net (decrease)/increase in cash and cash equivalents	52,150	(4,547)	(20,403)
Cash and cash equivalents at beginning of the year	102,547	106,006	129,626
Cash and cash equivalents at beginning of the year - Balance sheet	101,886	105,345
Effect of changes in foreign exchange rates	454	1,088	(3,217)
Cash and cash equivalents at end of the year	154,490	102,547	106,006
Cash and cash equivalents at end of the year - Balance sheet	¥ 154,490	¥ 101,886	¥ 105,345